Trade and other receivables - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 GBP (£)
Disclosure of financial assets [line items]
Trade receivables	£ 3,266		£ 3,052
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	1,806		1,885
Trade receivables
Disclosure of financial assets [line items]
Maximum exposure to credit risk	2,063		2,293
Provision for bad and doubtful debts	234		£ 181
Cessation of customer terminations and collections | Trade receivables
Disclosure of financial assets [line items]
Provision for bad and doubtful debts	117
Bottom of range | Cessation of customer terminations and collections | Trade receivables
Disclosure of financial assets [line items]
Provision for bad and doubtful debts	81	$ 100
Top of range | Cessation of customer terminations and collections | Trade receivables
Disclosure of financial assets [line items]
Provision for bad and doubtful debts	£ 161	$ 200